Investment Securities - Available-for-Sale and Held-to-Maturity (Detail) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Debt Securities Available For Sale And Held To Maturity [Line Items]
Held-to-maturity securities, Amortized Cost		$ 88,740	[1],[2]	$ 41,858
Held-to-maturity securities, Unrealized Gains		3		2
Held-to-maturity securities, Unrealized Losses		(10,869)		(48)
Held-to-maturity securities, Fair Value		77,874	[1],[2]	41,812
Available-for-sale Securities, Amortized Cost		81,450	[2]	132,241
Available-for-sale securities, Unrealized Gains		26		1,534
Available-for-sale securities, Unrealized Losses		(8,566)		(812)
Available-for-sale securities, Fair Value	[3]	72,910	[2]	132,963
U.S. Treasury and Agencies [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Held-to-maturity securities, Amortized Cost		1,344
Held-to-maturity securities, Unrealized Losses		(51)
Held-to-maturity securities, Fair Value		1,293
Available-for-sale Securities, Amortized Cost		24,801		36,648
Available-for-sale securities, Unrealized Gains		1		205
Available-for-sale securities, Unrealized Losses		(2,769)		(244)
Available-for-sale securities, Fair Value		22,033		36,609
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Held-to-maturity securities, Amortized Cost		85,693		41,858
Held-to-maturity securities, Unrealized Gains		2		2
Held-to-maturity securities, Unrealized Losses		(10,810)		(48)
Held-to-maturity securities, Fair Value		74,885		41,812
Available-for-sale Securities, Amortized Cost		32,060		76,761
Available-for-sale securities, Unrealized Gains		8		665
Available-for-sale securities, Unrealized Losses		(2,797)		(347)
Available-for-sale securities, Fair Value		29,271		77,079
Commercial [Member] | Agency [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Held-to-maturity securities, Amortized Cost		1,703
Held-to-maturity securities, Unrealized Gains		1
Held-to-maturity securities, Unrealized Losses		(8)
Held-to-maturity securities, Fair Value		1,696
Available-for-sale Securities, Amortized Cost		8,736		8,633
Available-for-sale securities, Unrealized Gains				53
Available-for-sale securities, Unrealized Losses		(1,591)		(201)
Available-for-sale securities, Fair Value		7,145		8,485
Commercial [Member] | Non Agency Securities [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		7
Available-for-sale securities, Fair Value		7
Asset-Backed Securities [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		4,356		62
Available-for-sale securities, Unrealized Gains		5		4
Available-for-sale securities, Unrealized Losses		(38)
Available-for-sale securities, Fair Value		4,323		66
Obligations of State and Political Subdivisions [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		11,484	[4],[5]	10,130
Available-for-sale securities, Unrealized Gains		12		607
Available-for-sale securities, Unrealized Losses		(1,371)		(20)
Available-for-sale securities, Fair Value		10,125	[4],[5]	10,717
Other [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		6		7
Available-for-sale securities, Fair Value		$ 6		$ 7

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.
[3]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[4]	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
[5]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.